Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,762,000
Previously Paid Amount	0.00
Total Fee Amount	501.29
Total Offset Amount	0.00
Net Fee	501.29
Narrative - Max Aggregate Offering Price	$ 5,762,000
Final Prospectus	true